Schedule of Cash Flow Information Related To Leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Leases
Operating cash flows from operating leases
Operating cash flows from finance leases	156,320	66,454
Financing cash flows from finance leases	$ 297,900	$ 95,080